Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Receivables (Note 16)	€ 6,903	€ 6,220
Trade receivables	8,926	8,334
Impairment of trade receivables	(2,531)	(2,549)
Receivables from associates and joint ventures (Note 10)	121	25
Other receivables	387	410
Other current assets	1,384	1,303
Contractual assets (Note 23)	133	104
Capitalized costs (Note 23)	668	580
Prepayments	583	619
Total	€ 8,287	€ 7,523